Subsequent Events -10Q (Details) - USD ($) $ in Thousands						1 Months Ended
	Dec. 01, 2024	Dec. 01, 2023	Oct. 31, 2023	Aug. 11, 2023	Aug. 03, 2023	Aug. 31, 2020	Jul. 31, 2023
Subsequent Event | Purchase Order, G1 MKIII Fixed Wing UAV
Subsequent Event [Line Items]
Total royalty payment							$ 5,250
Down payment percentage							10.00%
Horizon Well Testing Case
Subsequent Event [Line Items]
Damages paid value						$ 3,300
Horizon Well Testing Case | Forecast
Subsequent Event [Line Items]
Damages paid value	$ 900		$ 2,000
Note payable		$ 1,800
Monthly note payable payment		$ 75
Horizon Well Testing Case | Subsequent Event
Subsequent Event [Line Items]
Damages paid value					$ 100
Number of shares settled (in shares)				250,000